Equity - Additional information (Details)									12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Nov. 16, 2022 USD ($) $ / shares	Mar. 24, 2022 USD ($) $ / shares	Dec. 29, 2021	Dec. 02, 2021 USD ($) $ / shares	Apr. 29, 2021	Mar. 23, 2021 USD ($) $ / shares	Jan. 15, 2017	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares S/ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares S/ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022 S/ / shares
Disclosure of Shareholders' equity, net [Line Items]
Trading frequency									25.00%		15.00%
Increase in legal reserves									$ 0		$ 76,000		$ 26,000
Dividends declared to non controlling interest									$ 2,647,000		$ 6,160,000		$ 5,140,000
Total number of common and investment shares outstanding | shares									253,986,867		253,986,867		253,986,867
Number of shares authorised | shares									350,056,012	350,056,012	350,056,012	350,056,012
Number of shares issued | shares									350,056,012	350,056,012	350,056,012	350,056,012
Withholding tax rate, Percent		4.10%
Additional paid-in capital									$ 218,450,000	$ 218,450,000	$ 218,450,000	$ 218,450,000
Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage									10.00%
Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage									20.00%
Distribution of dividends
Disclosure of Shareholders' equity, net [Line Items]
Dividends pershare | $ / shares	$ 0.073
Dividend Distribution	$ 20,121,323
Distribution of dividend treasury shares	$ 18,542,000
Common shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares										$ 27.9		$ 28.05
Par value per share | S/ / shares																S/ 10.00
Number of shares outstanding | shares									274,889,924	274,889,924
Investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares										$ 16.00		$ 16.00
Par value per share | S/ / shares																S/ 10.00
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Shareholders' equity, net [Line Items]
Par value per share | $ / shares									$ 2.83	$ 2.83
Quoted price per equity share | $ / shares									$ 29.80	$ 29.80	$ 37.23	$ 37.23
Number of shares outstanding | shares									350,056,012	350,056,012	350,056,012	350,056,012
Withholding tax rate, Percent			4.10%
Dividend Declared		$ 250,000,000	$ 150,000,000		$ 500,000,000		$ 200,000,000
Dividend Declared Per Share | $ / shares		$ 0.714171	$ 0.428503		$ 1.428343		$ 0.571337
Withholding Taxes Percentage				4.10%		4.10%
Other equity contributions									$ 10,800,000	$ 10,800,000	$ 11,700,000	$ 11,700,000
Vesting period															25.00%
Granted vesting period														33.00%
Stock option expire period															10 years
Sociedad Minera Cerro Verde S.A.A. | Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage											10.00%
Sociedad Minera Cerro Verde S.A.A. | Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage											20.00%
Sociedad Minera Cerro Verde S.A.A. | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Shareholders' equity, net [Line Items]
Withholding tax rate, Percent								5.00%